Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000099168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	31.73%	9.12%	8.37%
C000244427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G Shares
Average Annual Return, Percent	31.76%	9.09%	8.34%
C000201956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	24.41%	7.62%	7.46%
C000008447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	31.39%	8.79%	8.05%
C000008448 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	31.64%	9.05%	8.32%
C000008452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	12.78%	6.05%	9.60%
C000008451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	12.50%	5.78%	9.33%
C000201957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	6.56%	4.65%	8.73%
C000099169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	12.83%	6.11%	9.66%
Without Sales Load [Member] | C000201956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	31.30%	8.78%	8.05%
Without Sales Load [Member] | C000201957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	12.47%	5.78%	9.32%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%	6.09%	9.62%